Investment In Gold	4 Months Ended
Sep. 30, 2022
Schedule of Investments [Abstract]
Investment In Gold
3. INVESTMENT IN GOLD
The following represents the changes in ounces of gold held and the respective fair value during the quarter July 1, 2022 to September 30, 2022:

	Amount in ounces	Amount in US$
Balance at July 1, 2022	1,338.976	$2,432,919
Gold received for the creation of Shares	23,429.704	41,330,012
Gold distributed for the redemption of Shares	—	—
Principal on gold sales to pay expenses	(4.136)	(7,043)
Net realized gain (loss) from gold transferred to pay expenses	—	(384)
Net change in unrealized appreciation (depreciation) on investment in gold	—	(2,355,378)

Balance at September 30, 2022	24,764.544	$41,400,126

The following represents the changes in ounces of gold held and the respective fair value during the period from May 24, 2022 (Date of inception) to September 30, 2022:

	Amount in ounces	Amount in US$
Balance at May 24, 2022 *	—	$—
Gold received for the creation of Shares**	24,768.680	43,830,012
Gold distributed for the redemption of Shares	—	—
Principal on gold sales to pay expenses	(4.136)	(7,043)
Net realized gain (loss) from gold sold for rebalancing and to pay expenses	—	(384)
Net change in unrealized appreciation (depreciation) on investment in gold	—	(2,422,459)

Balance at September 30, 2022	24,764.544	$41,400,126

*	The date represents the Initial Seed Creation.
**	Includes gold received towards initial seed creation of 1,338.976 ounces for an amount of $2,500,000.